Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss)

The changes in accumulated other comprehensive loss by component for the three months ended March 31, 2013, net of related tax are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive loss
Balance at January 1, 2013	$18,320	$(64,018)	$250	$(45,448)
Other comprehensive income (loss) before reclassifications	(9,292)	792	491	(8,009)
Amounts reclassified from accumulated other comprehensive income (loss)	—	216	(7)	209

Net current period other comprehensive income (loss)	(9,292)	1,008	484	(7,800)

Balance at March 31, 2013	$9,028	$(63,010)	$734	$(53,248)

Balances of related after-tax components comprising accumulated other comprehensive income (loss), included in stockholders’ equity at December 31, 2011 and 2012 are as follows:

	Cumulative currency translation adjustment	Benefit plan liability	Fair value change of derivatives	Accumulated other comprehensive income (loss)
Balance at December 31, 2010	$40,828	$4,962	$91	$45,881
Change for 2011	(25,810)	(32,620)	80	(58,350)

Balance at December 31, 2011	$15,018	$(27,658)	$171	$(12,469)
Change for 2012	3,302	(36,360)	79	(32,979)

Balance at December 31, 2012	$18,320	$(64,018)	$250	$(45,448)

Reclassifications Out of Accumulated Other Comprehensive Income

The reclassifications out of accumulated other comprehensive income for the three months ended March 31, 2013 are as follows:

Details about accumulated other comprehensive loss components	Gain (loss) reclassified	Location of gain (loss) reclassified into income
Fair value change of derivatives
Interest rate contracts	$(40)	Interest expense, net of interest income
Foreign exchange contracts	50	Cost of products sold

	10	Income before income taxes
	(3)	Provision for income tax expense

	$7	Consolidated net income

Amortization of defined benefit and other postretirement benefit plans
Prior service credits	$159 [1]
Actuarial losses	(472)[1]

	(313)	Income before income taxes
	97	Benefit for income tax expense

	$(216)	Consolidated net income

Total reclassifications for the period	$(209)

[1]

These accumulated other comprehensive income components are included in the computation of net periodic pension cost. (See Note 6. “Pension and Postretirement Benefits other than Pensions” for additional details.)

Summary of Equity and Redeemable Noncontrolling Interest Activity

The following table summarizes the Company’s equity and redeemable noncontrolling interest activity for the three months ended March 31, 2013:

	Cooper- Standard Holdings Inc.	Noncontrolling Interest	Total Equity	Redeemable Noncontrolling Interests
Equity at January 1, 2013	$628,326	$905	$629,231	$14,194
Net income (loss)	20,701	(8)	20,693	(820)
Preferred stock dividends	(1,677)	—	(1,677)	—
Repurchase common stock	(11,098)	—	(11,098)	—
Other comprehensive loss	(7,800)	—	(7,800)	(130)
Stock-based compensation	2,970	—	2,970	—
Accretion of redeemable noncontrolling interests	(219)	—	(219)	219
Purchase of noncontrolling interest	(885)	(1,026)	(1,911)	—

Equity at March 31, 2013	$630,318	$(129)	$630,189	$13,463